BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2023

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.2%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
6.85%, 1997-79, Class PL, 12/18/27	$25,882	$26,442.00
U.S. Government Agency Pass-Through Certificates – 0.2%
Federal Home Loan Mortgage Corporation
7.00%, Pool C69047, 06/01/32	128,673	136,412
8.00%, Pool C56878, 08/01/31	33,350	33,324
8.00%, Pool C58516, 09/01/31	26,840	26,819
8.00%, Pool C59641, 10/01/31	28,251	28,226
8.50%, Pool C55166, 07/01/31	67,822	68,609
8.50%, Pool C55167, 07/01/31	34,264	34,530
8.50%, Pool C55169, 07/01/31	40,646	41,089
Federal National Mortgage Association
7.00%, Pool 645912, 06/01/32	123,726	130,652
7.00%, Pool 645913, 06/01/32	128,926	136,092
7.00%, Pool 650131, 07/01/32	132,555	140,578
7.50%, Pool 827853, 10/01/29	8,473	8,439
7.50%, Pool 545990, 04/01/31	103,659	108,029
7.50%, Pool 255053, 12/01/33	39,538	42,576
7.50%, Pool 735576, 11/01/34	97,512	103,070
7.50%, Pool 896391, 06/01/36	72,928	72,344
8.00%, Pool 735800, 01/01/35	118,509	128,627
8.50%, Pool 636449, 04/01/32	124,088	133,108
8.79%, Pool 458132, 03/15/31	5,302	5,274
9.00%, Pool 545436, 10/01/31	109,382	118,751
Total U.S. Government Agency Pass-Through Certificates		1,496,549
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS		1,522,991
(Cost $1,470,735)
SECURITIZED CREDIT – 44.5%
Commercial Mortgage-Backed Securities – 12.0%
ACAM Ltd.
7.52%, 2019-FL1, Class D (1 Month SOFR + 2.86%), 11/17/34(a)(b)(c)	1,902,000	1,801,438
7.77%, 2019-FL1, Class E (1 Month SOFR + 3.11%), 11/17/34(a)(b)(c)	2,098,000	1,956,435
BAMLL Commercial Mortgage Securities Trust
9.68%, 2021-JACX, Class F (1 Month US LIBOR + 5.00%), 09/15/38(a)(c)	5,000,000	4,584,197
BBCMS Mortgage Trust
9.48%, 2021-AGW, Class G (1 Month US LIBOR + 4.80%), 06/15/36(a)(c)	4,000,000	3,550,599
BBCMS Trust
7.63%, 2018-BXH, Class F (1 Month US LIBOR + 2.95%), 10/15/37(a)(c)	3,000,000	2,822,282
Beast Mortgage Trust
9.13%, 2021-1818, Class F (1 Month US LIBOR + 4.45%), 03/15/36(a)(c)	1,250,000	876,435
Benchmark Mortgage Trust
3.10%, 2018-B6, Class E, 10/10/51(a)	2,000,000	1,175,774
BWAY Mortgage Trust
4.87%, 2022-26BW, Class E, 02/10/44(a)(b)	3,000,000	1,870,980
BX Trust
8.32%, 2019-RP, Class E (1 Month US LIBOR + 3.64%), 06/15/34(a)(c)	1,600,000	1,540,742
8.72%, 2021-SDMF, Class J (1 Month US LIBOR + 4.03%), 09/15/34(a)(c)	5,000,000	4,599,763
CGDB Commercial Mortgage Trust
7.68%, 2019-MOB, Class G (1 Month US LIBOR + 2.99%), 11/15/36(a)(c)	4,869,000	4,391,554
Citigroup Commercial Mortgage Trust
9.33%, 2021-KEYS, Class G (1 Month US LIBOR + 4.65%), 10/15/36(a)(c)	3,500,000	3,329,432
CLNC Ltd.
6.36%, 2019-FL1, Class AS (1 Month SOFR + 1.66%), 08/20/35(a)(b)(c)	3,069,000	2,975,610
8.01%, 2019-FL1, Class E (1 Month SOFR + 3.31%), 08/20/35(a)(b)(c)	3,000,000	2,767,846
DBCCRE Mortgage Trust
4.93%, 2014-ARCP, Class E, 01/10/34(a)	4,500,000	4,087,674
European Loan Conduit
4.93%, 36A, Class C (3 Month EURIBOR + 2.25%), 02/17/30(a)(b)(c)	932,339	957,445
Federal Home Loan Mortgage Corp.
4.33%, K-152, Class X3, 11/25/55	5,250,000	1,487,638
FS Rialto
2.65%, 2019-FL1, Class C (1 Month US LIBOR + 2.50%), 12/16/36(a)(b)(c)	2,000,000	1,922,956
Great Wolf Trust
8.07%, 2019-WOLF, Class F (1 Month SOFR + 3.25%), 12/15/36(a)(c)	3,000,000	2,828,466
GS Mortgage Securities Corp. II
5.48%, 2021-RENT, Class A (1 Month US LIBOR + 0.70%), 11/21/35(a)(c)	899,787	851,920
GS Mortgage Securities Trust
2.45%, 2020-GC47, Class F, 05/12/53(a)	3,500,000	1,668,766
Hilton USA Trust
4.19%, 2016-HHV, Class E, 11/05/38(a)	16,000,000	13,747,890
4.93%, 2016-SFP, Class D, 11/05/35(a)	1,929,000	1,814,167
5.52%, 2016-SFP, Class E, 11/05/35(a)	1,300,000	1,216,066
JP Morgan Chase Commercial Mortgage Securities Trust
6.37%, 2008-C2, Class AM, 02/12/51(d)	5,025,142	2,628,540
8.95%, 2021-HTL5, Class F (1 Month US LIBOR + 4.27%), 11/15/38(a)(c)	3,201,000	3,002,819
9.53%, 2021-1440, Class F (1 Month US LIBOR + 4.85%), 03/15/36(a)(c)	2,586,000	2,376,133
KIND Trust
8.19%, 2021-KIND, Class E (1 Month US LIBOR + 3.36%), 08/15/38(a)(c)	1,489,237	1,366,337
8.89%, 2021-KIND, Class F (1 Month US LIBOR + 4.06%), 08/15/38(a)(c)	2,978,474	2,692,727
Last Mile Securities
5.00%, 2021-1A, Class F (3 Month EURIBOR + 5.00%), 08/17/31(a)(b)(c)	2,037,581	1,938,557
Morgan Stanley Capital I Trust
2.73%, 2017-HR2, Class D, 12/15/50(a)	3,000,000	2,014,700
Taurus CMBS
6.43%, 2021-UK5, Class E (Sterling Overnight Index Average + 2.35%), 05/17/31(b)(c)	861,000	929,546
TPG Real Estate Finance Issuer Ltd.
9.06%, 2021-FL4, Class E (1 Month US LIBOR + 4.35%), 03/15/38(a)(b)(c)	4,000,000	3,643,802
TTAN
8.89%, 2021-MHC, Class G (1 Month US LIBOR + 4.20%), 03/15/38(a)(c)	4,930,078	4,398,544
VMC Finance LLC
8.26%, 2021-FL4, Class D (1 Month US LIBOR + 3.50%), 06/16/36(a)(c)	893,000	838,220
8.71%, 2021-FL4, Class E (1 Month US LIBOR + 3.95%), 06/16/36(a)(c)	3,107,000	2,859,712
9.26%, 2021-HT1, Class B (1 Month US LIBOR + 4.50%), 01/18/37(a)(c)	5,000,000	4,675,532
Wachovia Bank Commercial Mortgage Trust
5.79%, 2006-C28, Class E, 10/15/48	1,412,461	1,408,064
Total Commercial Mortgage-Backed Securities		103,599,308
Commercial Real Estate – 2.0%
111 Wall Street
13.62% (1 Month US LIBOR + 9.25%), 07/01/23, (Acquired 6/9/2021 - 3/28/2023, cost $4,456,918)(c)(e)(f)	4,463,488	4,463,488
125 West End Office Mezz LLC
14.90% (1 Month US LIBOR + 10.50%), 03/12/26, (Acquired 3/11/2021 - 3/31/2023, cost $2,565,390)(c)(e)(f)	2,598,117	2,598,118
575 Lexington
10.00% (1 Month US LIBOR + 10.00%), 06/18/23, (Acquired 3/17/2021 - 7/11/2022, cost $4,821,961)(c)(e)(f)(g)	4,824,484	4,824,484
Hyatt Lost Pines
9.41% (1 Month US LIBOR + 6.70%), 09/09/24, (Acquired 9/17/2021, cost $4,987,227)(c)(e)(f)	5,000,000	5,000,000
Total Commercial Real Estate		16,886,090
Interest-Only Securities – 0.3%
Government National Mortgage Association
0.41%, 2010-132, Class IO, 11/16/52	185,814	471
JP Morgan Mortgage Trust
0.23%, 2021-INV1, Class AX1, 10/25/51(a)	46,713,555	463,861
0.25%, 2015-4, Class 2X1, 06/25/45(a)	37,966,951	281,411
0.28%, 2014-5, Class AX4, 10/25/29(a)	2,365,706	7,936
Mello Mortgage Capital Acceptance
0.12%, 2021-INV1, Class AX1, 06/25/51(a)	49,967,784	255,685
Morgan Stanley Capital I Trust
1.25%, 2016-UBS9, Class XE, 03/15/49(a)	14,999,000	467,129
Vendee Mortgage Trust
0.00%, 1997-2, Class IO, 06/15/27	1,997,688	2
Voyager CNTYW Delaware Trust
45.32%, 2009-1, Class 3QB1, 03/16/30(a)	1,254,669	1,185,545
Total Interest-Only Securities		2,662,040
Other – 1.0%
Lehman ABS Manufactured Housing Contract Trust
6.63%, 2001-B, Class M1, 04/15/40	3,653,869	3,604,449
Mid-State Trust X
7.54%, 10, Class B, 02/15/36	1,572,734	1,575,804
Oakwood Mortgage Investors, Inc.
6.81%, 2001-E, Class A4, 12/15/31	2,771,071	2,866,212
6.93%, 2001-D, Class A4, 09/15/31	508,611	277,106
Total Other		8,323,571
Residential Mortgage-Backed Securities – 29.2%
Alternative Loan Trust
3.82%, 2005-84, Class 2A1, 02/25/36	9,944,367	9,155,226
5.13%, 2007-OA3, Class 1A1 (1 Month US LIBOR + 0.28%), 04/25/47(c)	6,044,865	5,577,369
5.25%, 2007-2CB, Class 2A11 (1 Month US LIBOR + 0.40%), 03/25/37(c)	2,389,878	1,071,130
5.27%, 2007-HY6, Class A1 (1 Month US LIBOR + 0.42%), 08/25/47(c)	2,174,995	1,794,343
5.35%, 2005-10CB, Class 1A1 (1 Month US LIBOR + 0.50%), 05/25/35(c)	1,331,213	1,003,675
5.35%, 2007-16CB, Class 4A5 (1 Month US LIBOR + 0.50%), 08/25/37(c)	3,814,740	2,524,748
5.44%, 2005-59, Class 1A1 (1 Month US LIBOR + 0.66%), 11/20/35(c)	5,856,813	5,222,227
5.55%, 2006-19CB, Class A9 (1 Month US LIBOR + 0.70%), 08/25/36(c)	1,880,271	939,994
5.75%, 2007-12T1, Class A22, 06/25/37	1,740,172	835,314
5.75%, 2007-15CB, Class A2, 07/25/37	866,493	538,450
5.75%, 2007-15CB, Class A5, 07/25/37	797,591	495,634
6.00%, 2006-29T1, Class 2A5, 10/25/36	1,113,351	685,535
6.00%, 2006-41CB, Class 2A17, 01/25/37	1,107,775	632,866
6.00%, 2006-41CB, Class 2A14, 01/25/37	1,132,783	647,152
6.00%, 2006-41CB, Class 2A12, 01/25/37	9,294,601	5,309,953
6.00%, 2006-41CB, Class 1A7, 01/25/37	1,043,104	608,255
6.00%, 2006-45T1, Class 2A5, 02/25/37	2,010,854	1,159,037
6.50%, 2006-29T1, Class 2A6, 10/25/36	1,747,111	1,127,661
9.02%, 2006-23CB, Class 2A7 (1 Month US LIBOR + 28.40%), 08/25/36(c)(h)	1,194,884	754,845
29.38%, 2006-29T1, Class 3A3 (1 Month US LIBOR + 78.40%), 10/25/36(c)(h)	631,222	1,127,991
Bellemeade Re Ltd.
6.85%, 2019-2A, Class M1C (1 Month US LIBOR + 2.00%), 04/25/29(a)(c)	1,140,290	1,132,070
7.46%, 2021-2A, Class M2 (30-Day SOFR + 2.90%), 06/25/31(a)(c)	2,353,000	2,157,312
7.60%, 2018-3A, Class M2 (1 Month US LIBOR + 2.75%), 10/25/28(a)(c)	3,922,000	3,891,069
7.70%, 2019-4A, Class M2 (1 Month US LIBOR + 2.85%), 10/25/29(a)(c)	3,798,000	3,764,901
7.71%, 2021-3A, Class M2 (30-Day SOFR + 3.15%), 09/25/31(a)(b)(c)	1,389,000	1,298,681
7.75%, 2018-1A, Class M2 (1 Month US LIBOR + 2.90%), 04/25/28(a)(c)	1,392,217	1,387,253
7.95%, 2019-2A, Class M2 (1 Month US LIBOR + 3.10%), 04/25/29(a)(c)	1,715,000	1,714,039
8.55%, 2020-3A, Class M1C (1 Month US LIBOR + 3.70%), 10/25/30(a)(b)(c)	1,603,556	1,606,892
8.75%, 2018-3A, Class B1 (1 Month US LIBOR + 3.90%), 10/25/28(a)(c)	2,553,000	2,526,369
BRAVO Residential Funding Trust
5.50%, 2022-NQM3, Class A3, 07/25/62(a)	1,857,744	1,823,518
Chase Mortgage Finance Trust
3.71%, 2007-A1, Class 11M1, 03/25/37	1,980,299	1,796,994
3.81%, 2005-A2, Class 3A2, 01/25/36	795,853	682,062
CHL Mortgage Pass-Through Trust
5.50%, 2006-20, Class 1A18 (1 Month US LIBOR + 0.65%), 02/25/37(c)	3,799,811	1,780,968
5.50%, 2007-5, Class A29, 05/25/37	169,099	95,211
6.00%, 2004-21, Class A10, 11/25/34	38,517	36,378
6.00%, 2007-18, Class 1A1, 11/25/37	201,682	116,169
CHNGE Mortgage Trust
3.99%, 2022-1, Class M1, 01/25/67(a)	2,700,000	2,318,618
4.53%, 2022-1, Class B1, 01/25/67(a)	2,500,000	1,992,200
4.63%, 2022-2, Class B1, 03/25/67(a)	3,000,000	2,359,283
Citicorp Mortgage Securities Trust
5.75%, 2006-5, Class 1A11 (1 Month US LIBOR + 0.90%), 10/25/36(c)	320,276	276,409
Citigroup Mortgage Loan Trust
4.13%, 2007-AR5, Class 1A2A, 04/25/37	452,014	402,705
6.10%, 2009-8, Class 2A2, 04/25/37(a)	4,472,128	2,846,206
CWABS Asset-Backed Certificates
6.23%, 2006-13, Class 1AF4, 01/25/37	1,038,084	980,946
Deephaven Residential Mortgage Trust
4.34%, 2022-2, Class B1, 03/25/67(a)	3,000,000	2,179,243
Eagle Re Ltd.
6.55%, 2018-1, Class M1 (1 Month US LIBOR + 1.70%), 11/25/28(a)(c)	830,565	827,904
7.85%, 2018-1, Class M2 (1 Month US LIBOR + 3.00%), 11/25/28(a)(b)(c)	4,346,000	4,341,356
Eagle RE Ltd.
8.85%, 2018-1, Class B1 (1 Month US LIBOR + 4.00%), 11/25/28(a)(b)(c)	500,000	501,389
First Horizon Alternative Mortgage Securities Trust
5.50%, 2005-FA8, Class 1A6 (1 Month US LIBOR + 0.65%), 11/25/35(c)	1,119,862	512,886
GCAT Trust
5.73%, 2022-NQM4, Class A2, 08/25/67(a)(i)	953,266	954,592
5.73%, 2022-NQM4, Class A3, 08/25/67(a)(i)	476,633	464,962
5.75%, 2022-NQM4, Class M1, 08/25/67(a)	250,000	229,662
6.60%, 2023-NQM2, Class A3, 11/25/67(a)(i)	986,169	987,766
GMACM Home Equity Loan Trust
5.35%, 2005-HE3, Class A2 (1 Month US LIBOR + 0.50%), 02/25/36(c)	599,453	557,308
5.35%, 2005-HE3, Class A1VN (1 Month US LIBOR + 0.50%), 02/25/36(a)(c)	536,971	499,219
6.05%, 2007-HE2, Class A2, 12/25/37	314,364	300,995
6.19%, 2007-HE2, Class A3, 12/25/37	605,595	581,352
Great Wolf Trust
7.67%, 2019-WOLF, Class E (1 Month SOFR + 2.85%), 12/15/36(a)(c)	2,000,000	1,910,102
GSAMP Trust
5.15%, 2006-NC2, Class A2C (1 Month US LIBOR + 0.30%), 06/25/36(c)	471,035	252,240
GSR Mortgage Loan Trust
3.90%, 2006-AR1, Class 2A4, 01/25/36	2,387,439	2,236,809
5.15%, 2007-1F, Class 4A1 (1 Month US LIBOR + 0.30%), 01/25/37(c)	5,950,235	1,632,702
Home Equity Asset Trust
5.15%, 2006-7, Class 2A3 (1 Month US LIBOR + 0.30%), 01/25/37(c)	3,940,015	3,377,081
Home RE Ltd.
6.16%, 2021-2, Class M1B (30-Day SOFR + 1.60%), 01/25/34(a)(c)	885,000	871,793
7.36%, 2021-2, Class M1C (30-Day SOFR + 2.80%), 01/25/34(a)(c)	4,472,000	4,396,371
7.81%, 2021-2, Class M2 (30-Day SOFR + 3.25%), 01/25/34(a)(c)	5,331,000	5,013,691
7.85%, 2018-1, Class M2 (1 Month US LIBOR + 3.00%), 10/25/28(a)(c)	1,968,434	1,957,581
8.10%, 2019-1, Class M2 (1 Month US LIBOR + 3.25%), 05/25/29(a)(c)	4,681,000	4,688,028
Imperial Fund Mortgage Trust
5.39%, 2022-NQM5, Class A1, 08/25/67(a)(i)	705,234	698,706
6.12%, 2022-NQM5, Class A2, 08/25/67(a)(i)	470,156	468,002
6.25%, 2022-NQM5, Class M1, 08/25/67(a)(i)	1,026,000	953,871
Indymac INDA Mortgage Loan Trust
3.55%, 2007-AR1, Class 1A1, 03/25/37	654,658	525,718
3.77%, 2007-AR3, Class 1A1, 07/25/37	1,689,704	1,501,048
Irwin Home Equity Loan Trust
6.27%, 2006-1, Class 2A3, 09/25/35(a)(i)	375,923	374,141
JP Morgan Mortgage Trust
3.04%, 2021-INV1, Class B5, 10/25/51(a)	254,000	78,551
3.04%, 2021-INV1, Class B6, 10/25/51(a)	573,000	137,626
3.56%, 2003-A2, Class B4, 11/25/33(a)	73,205	1
3.69%, 2003-A1, Class B4, 10/25/33(a)	82,607	75,627
3.72%, 2007-A2, Class 3A2, 04/25/37	3,893,389	3,162,903
JPMorgan Chase Bank NA
5.86%, 2021-CL1, Class M1 (30-Day SOFR + 1.30%), 03/25/51(a)(c)	486,794	437,853
Mastr Asset Backed Securities Trust
5.05%, 2006-NC3, Class A3 (1 Month US LIBOR + 0.20%), 10/25/36(c)	2,689,197	1,312,854
5.15%, 2006-NC2, Class A4 (1 Month US LIBOR + 0.30%), 08/25/36(c)	7,666,248	2,892,035
5.17%, 2006-NC3, Class A4 (1 Month US LIBOR + 0.32%), 10/25/36(c)	4,537,007	2,215,127
5.33%, 2006-NC2, Class A5 (1 Month US LIBOR + 0.48%), 08/25/36(c)	378,850	142,918
Mello Mortgage Capital Acceptance
2.63%, 2021-INV1, Class B6, 06/25/51(a)	352,021	84,130
2.97%, 2021-INV1, Class B5, 06/25/51(a)	128,000	39,390
2.97%, 2021-INV1, Class B4, 06/25/51(a)	491,989	315,833
MFA Trust
3.29%, 2021-INV1, Class B1, 01/25/56(a)	700,000	551,705
New Residential Mortgage Loan Trust
7.31%, 2022-RTL1, Class A1V (30-Day SOFR + 2.75%), 12/25/26(a)(c)	2,000,000	1,976,969
NewRez Warehouse Securitization Trust
8.10%, 2021-1, Class E (1 Month US LIBOR + 3.25%), 05/25/55(a)(c)	866,667	837,510
Nomura Resecuritization Trust
1.42%, 2014-1R, Class 2A11 (1 Month US LIBOR + 0.13%), 02/26/37(a)(c)	23,281,008	16,453,957
3.26%, 2015-11R, Class 4A5, 06/26/37(a)	2,901,229	2,546,801
3.53%, 2015-1R, Class 3A7, 03/26/37(a)	4,233,517	2,678,742
4.29%, 2015-1R, Class 4A7, 12/26/37(a)	1,294,472	1,170,622
Oaktown Re Ltd.
7.40%, 2019-1A, Class M2 (1 Month US LIBOR + 2.55%), 07/25/29(a)(b)(c)	2,084,000	2,068,510
7.70%, 2018-1A, Class M2 (1 Month US LIBOR + 2.85%), Perpetual(a)(b)(c)	5,156,000	5,138,491
7.91%, 2021-2, Class M1C (30-Day SOFR + 3.35%), 04/25/34(a)(c)	3,769,000	3,621,034
OBX Trust
5.70%, 2022-NQM7, Class A2, 08/25/62(a)(i)	2,327,369	2,313,437
Option One Mortgage Loan Trust
5.66%, 2007-FXD1, Class 3A6, 01/25/37(i)	181,623	166,287
PRPM LLC
1.79%, 2021-5, Class A1, 06/25/26(a)(i)	755,577	691,064
1.87%, 2021-3, Class A1, 04/25/26(a)(i)	440,705	406,973
1.87%, 2021-7, Class A1, 08/25/26(a)(i)	2,042,458	1,865,716
2.12%, 2021-1, Class A1, 01/25/26(a)	3,483,440	3,254,825
2.12%, 2021-2, Class A1, 03/25/26(a)	3,036,179	2,837,576
2.36%, 2020-6, Class A1, 11/25/25(a)(i)	567,388	529,858
2.49%, 2021-10, Class A1, 10/25/26(a)(i)	1,289,985	1,196,581
3.72%, 2021-1, Class A2, 01/25/26(a)	2,000,000	1,742,339
3.72%, 2022-1, Class A1, 02/25/27(a)(i)	1,258,626	1,211,571
3.72%, 2021-5, Class A2, 06/25/26(a)(i)	2,500,000	2,167,823
3.77%, 2021-2, Class A2, 03/25/26(a)	1,935,000	1,672,650
4.70%, 2020-6, Class A2, 11/25/25(a)(i)	1,350,000	1,154,454
4.83%, 2021-10, Class A2, 10/25/26(a)(i)	3,000,000	2,629,765
5.00%, 2022-2, Class A1, 03/25/27(a)(i)	2,620,455	2,551,519
6.29%, 2022-1, Class A2, 02/25/27(a)(i)	500,000	415,848
Radnor RE Ltd.
6.26%, 2021-1, Class M1B (30-Day SOFR + 1.70%), 12/27/33(a)(c)	966,583	954,991
6.30%, 2020-1, Class M1B (1 Month US LIBOR + 1.45%), 01/25/30(a)(c)	1,712,595	1,701,362
7.71%, 2021-1, Class M2 (30-Day SOFR + 3.15%), 12/27/33(a)(c)	1,443,000	1,368,518
8.05%, 2019-1, Class M2 (1 Month US LIBOR + 3.20%), 02/25/29(a)(c)	2,769,000	2,765,628
RALI Trust
3.99%, 2006-QO7, Class 2A1 (12 Month US Treasury Average + 0.85%), 09/25/46(c)	5,392,688	4,420,393
5.17%, 2007-QO3, Class A1 (1 Month US LIBOR + 0.32%), 03/25/47(c)	1,126,678	1,020,854
6.00%, 2006-QS3, Class 1A10, 03/25/36	1,646,203	1,406,332
18.26%, 2006-QS14, Class A30 (1 Month US LIBOR + 81.25%), 11/25/36(c)(h)	51,638	85,002
RFMSI Trust
5.50%, 2007-S3, Class 1A5, 03/25/37	1,279,610	984,304
Santander Holdings USA, Inc.
8.63%, 2023-MTG1, Class M1 (30-Day SOFR + 4.15%), 02/26/52(a)(c)	5,922,609	5,891,166
Seasoned Credit Risk Transfer Trust
4.25%, 2021-1, Class M, 09/25/60(a)	2,000,000	1,731,856
4.50%, 2019-4, Class M, 02/25/59(a)	1,617,000	1,384,828
4.50%, 2022-1, Class M, 11/25/61(a)	3,000,000	2,400,732
Securitized Asset Backed Receivables LLC Trust
5.15%, 2006-NC3, Class A2B (1 Month US LIBOR + 0.30%), 09/25/36(c)	5,433,385	1,881,334
5.15%, 2007-NC1, Class A2B (1 Month US LIBOR + 0.30%), 12/25/36(c)	3,387,541	1,722,054
STAR Trust
7.56%, 2021-SFR2, Class F (1 Month US LIBOR + 2.85%), 01/17/24(a)(c)	3,000,000	2,810,254
8.39%, 2022-SFR3, Class E2 (1 Month SOFR + 3.70%), 05/17/24(a)(c)	3,750,000	3,696,339
Tricon American Homes
4.88%, 2020-SFR1, Class F, 07/17/38(a)	1,808,000	1,671,845
Verus Securitization Trust
5.83%, 2022-INV1, Class A3, 08/25/67(a)(i)	478,188	469,260
5.88%, 2022-INV1, Class M1, 08/25/67(a)	500,000	462,948
Washington Mutual Mortgage Pass-Through Certificates Trust
3.00%, 2007-HY5, Class 1A1, 05/25/37	1,777,743	1,623,677
3.36%, 2007-HY5, Class 3A1, 05/25/37	721,422	639,818
3.60%, 2007-HY1, Class 4A1, 02/25/37	5,194,289	4,873,763
3.61%, 2007-HY3, Class 4A1, 03/25/37	5,326,854	4,833,144
Wells Fargo Mortgage Backed Securities Trust
4.45%, 2006-AR12, Class 2A1, 09/25/36	702,563	664,963
4.56%, 2006-AR1, Class 2A5, 03/25/36	1,039,491	982,693
Western Mortgage Reference Notes
9.91%, 2021-CL2, Class M4 (30-Day SOFR + 5.35%), 07/25/59(a)(c)	1,738,995	1,563,013
Total Residential Mortgage-Backed Securities		250,752,722
TOTAL SECURITIZED CREDIT		382,223,731
(Cost $438,588,797)
CORPORATE CREDIT – 59.9%
Basic Industrial – 2.1%
Albemarle Corp.
4.65%, 06/01/27(d)	5,255,000	5,163,616
Cascades, Inc.
5.38%, 01/15/28(a)(b)(d)	5,915,000	5,617,712
Methanex Corp.
5.25%, 12/15/29(b)(d)	1,490,000	1,392,837
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)(d)	2,665,000	2,178,637
Tronox, Inc.
4.63%, 03/15/29(a)(d)	4,245,000	3,547,971
Total Basic Industrial		17,900,773
Construction & Building Materials – 3.9%
Ashton Woods USA LLC
6.63%, 01/15/28(a)(d)	2,970,000	2,692,338
Beazer Homes USA, Inc.
5.88%, 10/15/27(d)	3,330,000	3,033,663
Builders FirstSource, Inc.
5.00%, 03/01/30(a)	1,600,000	1,481,606
DR Horton, Inc.
1.40%, 10/15/27(d)	6,225,000	5,352,647
KB Home
7.25%, 07/15/30(d)	4,000,000	4,056,949
M/I Homes, Inc.
4.95%, 02/01/28(d)	5,992,000	5,542,171
MDC Holdings, Inc.
6.00%, 01/15/43	1,600,000	1,386,152
Meritage Homes Corp.
5.13%, 06/06/27(d)	2,300,000	2,236,750
Shea Homes LP
4.75%, 04/01/29(d)	3,560,000	3,106,100
Taylor Morrison Communities, Inc.
5.88%, 06/15/27(a)(d)	4,625,000	4,537,262
Total Construction & Building Materials		33,425,638
Diversified Real Estate – 1.8%
Forestar Group, Inc.
5.00%, 03/01/28(a)(d)	5,365,000	4,801,675
Greystar Real Estate Partners LLC
5.75%, 12/01/25(a)(d)	2,500,000	2,435,150
The Howard Hughes Corp.
4.38%, 02/01/31(a)(d)	3,000,000	2,415,000
5.38%, 08/01/28(a)(d)	6,225,000	5,668,547
Total Diversified Real Estate		15,320,372
Energy – 8.4%
Antero Resources Corp.
5.38%, 03/01/30(a)(d)	4,200,000	3,907,050
Apache Corp.
4.25%, 01/15/30(d)	2,860,000	2,609,750
Baytex Energy Corp.
8.75%, 04/01/27(a)(b)	825,000	844,816
BP Capital Markets PLC
4.88% (5 Year CMT Rate + 4.40%), Perpetual(b)(c)	1,075,000	976,906
California Resources Corp.
7.13%, 02/01/26(a)(d)	3,447,000	3,489,502
Callon Petroleum Co.
6.38%, 07/01/26	1,191,000	1,131,450
8.25%, 07/15/25(d)	1,310,000	1,300,829
Chesapeake Energy Corp.
5.50%, 02/01/26(a)(d)	1,000,000	984,080
Civitas Resources, Inc.
5.00%, 10/15/26(a)(d)	6,225,000	5,853,127
CNX Resources Corp.
7.38%, 01/15/31(a)(d)	2,533,000	2,503,883
Comstock Resources, Inc.
6.75%, 03/01/29(a)(d)	5,913,000	5,388,221
Continental Resources, Inc.
5.75%, 01/15/31(a)(d)	8,009,000	7,691,873
Crescent Energy Finance LLC
7.25%, 05/01/26(a)(d)	3,135,000	2,948,154
EQT Corp.
7.00%, 02/01/30(d)	2,331,000	2,439,811
MEG Energy Corp.
5.88%, 02/01/29(a)(d)	2,000,000	1,917,650
7.13%, 02/01/27(a)(b)(d)	3,275,000	3,340,807
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27(a)	1,640,000	1,559,148
Occidental Petroleum Corp.
8.88%, 07/15/30(d)(j)	13,137,000	15,140,392
Range Resources Corp.
8.25%, 01/15/29(j)	1,750,000	1,819,614
Southwestern Energy Co.
5.38%, 02/01/29(d)	4,205,000	3,963,213
Transocean Titan Financing Ltd.
8.38%, 02/01/28(a)(d)	2,580,000	2,655,001
Total Energy		72,465,277
Health Facilities – 1.8%
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(d)	2,844,000	2,099,640
8.00%, 03/15/26(a)(d)	2,252,000	2,163,001
Tenet Healthcare Corp.
6.13%, 10/01/28(d)	11,800,000	11,276,670
Total Health Facilities		15,539,311
Hotel – 0.4%
Hilton Domestic Operating Company, Inc.
3.75%, 05/01/29(a)(d)	3,700,000	3,302,250
Infrastructure Services – 0.5%
GFL Environmental, Inc.
3.50%, 09/01/28(a)(b)(d)	2,910,000	2,630,793
Terex Corp.
5.00%, 05/15/29(a)(d)	1,430,000	1,330,629
Total Infrastructure Services		3,961,422
Leisure – 5.4%
Boyd Gaming Corp.
4.75%, 12/01/27(d)	4,662,000	4,482,979
4.75%, 06/15/31(a)(d)	1,250,000	1,136,375
Caesars Resort Collection LLC
5.75%, 07/01/25(a)(d)	3,137,000	3,137,474
Cedar Fair LP
6.50%, 10/01/28(d)	5,060,000	4,909,313
International Game Technology PLC
5.25%, 01/15/29(a)(j)	3,694,000	3,537,005
Park Intermediate Holdings LLC
5.88%, 10/01/28(a)(d)	5,885,000	5,418,614
RHP Hotel Properties LP
4.50%, 02/15/29(a)(d)	5,610,000	5,067,401
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(d)	2,845,000	2,757,118
Station Casinos LLC
4.50%, 02/15/28(a)(d)	6,190,000	5,586,475
4.63%, 12/01/31(a)	654,000	552,303
VICI Properties LP
4.50%, 01/15/28(a)(d)	8,150,000	7,547,290
Wynn Las Vegas LLC
5.50%, 03/01/25(a)(d)	2,450,000	2,404,062
Total Leisure		46,536,409
Media – 6.6%
Cable One, Inc.
4.00%, 11/15/30(a)(d)	4,650,000	3,782,337
CCO Holdings LLC
4.75%, 03/01/30(a)(d)	20,350,000	17,631,138
6.38%, 09/01/29(a)(d)	3,360,000	3,208,800
CSC Holdings LLC
4.50%, 11/15/31(a)(d)(j)	7,092,000	5,113,403
4.63%, 12/01/30(a)(d)	6,245,000	3,079,410
Directv Financing LLC
5.88%, 08/15/27(a)(d)	5,600,000	5,042,506
DISH DBS Corp.
5.13%, 06/01/29(d)	4,960,000	2,647,350
5.25%, 12/01/26(a)	1,172,000	928,810
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/28(a)(b)	2,800,000	2,576,000
UPC Broadband Finco BV
4.88%, 07/15/31(a)(b)(d)	1,698,000	1,468,312
Videotron Ltd.
3.63%, 06/15/29(a)(b)(d)	1,465,000	1,247,471
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)(d)	4,675,000	4,019,612
VZ Secured Financing BV
5.00%, 01/15/32(a)	2,010,000	1,630,793
Warnermedia Holdings, Inc.
4.28%, 03/15/32(a)(d)	3,115,000	2,776,487
Ziggo Bond Company BV
5.13%, 02/28/30(a)(b)	1,790,000	1,439,258
Total Media		56,591,687
Metals & Mining – 0.4%
Cleveland-Cliffs, Inc.
6.75%, 03/15/26(a)(d)	2,000,000	2,036,000
First Quantum Minerals Ltd.
7.50%, 04/01/25(a)	1,200,000	1,199,016
Total Metals & Mining		3,235,016
Oil Gas Transportation & Distribution – 13.5%
Antero Midstream Partners LP
5.38%, 06/15/29(a)(d)	5,400,000	5,082,159
Buckeye Partners LP
3.95%, 12/01/26(d)	2,500,000	2,230,554
4.13%, 12/01/27(d)	3,655,000	3,183,312
8.84% (3 Month US LIBOR + 4.02%), 01/22/78(c)(d)	3,435,000	2,945,513
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39(d)	6,030,000	4,971,869
Crestwood Midstream Partners LP
5.63%, 05/01/27(a)	350,000	337,194
6.00%, 02/01/29(a)(d)	6,250,000	5,949,938
DCP Midstream Operating LP
5.85% (3 Month US LIBOR + 3.85%), 05/21/43(a)(c)(d)	2,725,000	2,661,723
DT Midstream, Inc.
4.13%, 06/15/29(a)(d)	4,420,000	3,874,984
Enbridge, Inc.
7.38% (5 Year CMT Rate + 3.71%), 01/15/83(c)	450,000	430,214
Energy Transfer LP
6.75% (5 Year CMT Rate + 5.13%), Perpetual(c)(d)	4,769,000	4,197,164
7.13% (5 Year CMT Rate + 5.31%), Perpetual(c)(d)	2,297,000	1,931,777
7.83% (3 Month US LIBOR + 3.02%), 11/01/66(c)(d)	6,720,000	4,872,000
EnLink Midstream LLC
5.38%, 06/01/29(d)	4,975,000	4,788,438
EnLink Midstream Partners LP
8.98% (3 Month US LIBOR + 4.11%), Perpetual(c)(d)	4,680,000	4,014,972
Enterprise Products Operating LLC
5.25% (3 Month US LIBOR + 3.03%), 08/16/77(c)	925,000	782,202
EQM Midstream Partners LP
4.50%, 01/15/29(a)(d)	8,660,000	7,361,000
7.50%, 06/01/27(a)	500,000	501,990
Ferrellgas LP
5.38%, 04/01/26(a)	1,875,000	1,755,469
Global Partners LP
7.00%, 08/01/27(d)	2,750,000	2,638,668
Holly Energy Partners LP
5.00%, 02/01/28(a)(d)	9,257,000	8,628,216
Kinetik Holdings LP
5.88%, 06/15/30(a)(d)	4,440,000	4,273,500
NuStar Logistics LP
5.63%, 04/28/27(d)	3,255,000	3,082,102
5.75%, 10/01/25(d)	2,052,000	1,995,644
Parkland Corp.
4.50%, 10/01/29(a)(b)(d)	3,247,000	2,885,089
Plains All American Pipeline LP
8.97% (3 Month US LIBOR + 4.11%), Perpetual(c)(d)	5,695,000	5,041,098
Suburban Propane Partners LP
5.00%, 06/01/31(a)(d)	4,389,000	3,834,889
Sunoco LP
4.50%, 05/15/29	1,981,000	1,818,201
Tallgrass Energy Partners LP
6.00%, 12/31/30(a)(d)	6,169,000	5,513,420
Targa Resources Partners LP
4.88%, 02/01/31(d)	7,000,000	6,559,122
TransCanada PipeLines Ltd.
7.07% (3 Month US LIBOR + 2.21%), 05/15/67(b)(c)(d)	7,590,000	5,882,229
Western Midstream Operating LP
4.75%, 08/15/28(j)	2,045,000	1,941,625
Total Oil Gas Transportation & Distribution		115,966,275
Real Estate – 3.4%
EPR Properties
3.75%, 08/15/29(d)	4,990,000	3,802,139
Global Net Lease, Inc.
3.75%, 12/15/27(a)(d)	4,510,000	3,565,785
Iron Mountain, Inc.
4.88%, 09/15/29(a)(d)	4,750,000	4,260,546
Lennar Corp.
5.00%, 06/15/27(d)	2,719,000	2,701,477
PulteGroup, Inc.
7.88%, 06/15/32	1,454,000	1,680,676
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(d)	5,045,000	4,601,802
Service Properties Trust
4.35%, 10/01/24(d)	2,750,000	2,630,402
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)(d)	7,272,000	6,042,887
Total Real Estate		29,285,714
Telecommunication Services – 3.8%
Altice France SA
5.50%, 01/15/28(a)(b)(d)(j)	7,610,000	6,145,075
Cablevision Lightpath LLC
5.63%, 09/15/28(a)(d)	5,025,000	3,467,501
Cogent Communications Group, Inc.
3.50%, 05/01/26(a)(d)	3,390,000	3,134,414
Consolidated Communications, Inc.
6.50%, 10/01/28(a)(d)	5,310,000	3,840,338
Level 3 Financing, Inc.
4.63%, 09/15/27(a)(d)	11,750,000	7,064,688
Rogers Communications, Inc.
5.25% (5 Year CMT Rate + 3.59%), 03/15/82(a)(b)(c)	700,000	614,250
T-Mobile USA, Inc.
3.50%, 04/15/31(d)(j)	6,537,000	5,877,114
Vodafone Group PLC
7.00% (5 Year Swap Rate USD + 4.87%), 04/04/79(c)	1,150,000	1,121,273
Zayo Group Holdings, Inc.
4.00%, 03/01/27(a)(d)	2,145,000	1,630,200
Total Telecommunication Services		32,894,853
Toll Roads – 0.1%
Ferrovial Netherlands BV
2.12% (5 Year Swap Rate EUR + 2.13%), Perpetual(b)(c)	1,300,000	1,301,861
Transportation – 0.1%
BNSF Funding Trust I
6.61% (3 Month US LIBOR + 2.35%), 12/15/55(c)(d)	675,000	634,865
Utility – 7.7%
Algonquin Power & Utilities Corp.
4.75% (5 Year CMT Rate + 3.25%), 01/18/82(c)(d)	6,000,000	4,800,000
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28(a)(b)(d)	4,845,000	4,348,387
Calpine Corp.
5.13%, 03/15/28(a)(d)	7,405,000	6,779,614
CenterPoint Energy, Inc.
6.13% (3 Month US LIBOR + 3.27%), Perpetual(c)	1,265,000	1,197,006
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(d)	5,297,000	4,548,004
CMS Energy Corp.
4.75% (5 Year CMT Rate + 4.12%), 06/01/50(c)	1,715,000	1,481,726
Dominion Energy, Inc.
4.65% (5 Year CMT Rate + 2.99%), Perpetual(c)	1,975,000	1,735,117
Duke Energy Corp.
4.88% (5 Year CMT Rate + 3.39%), Perpetual(c)	1,210,000	1,161,116
Emera, Inc.
6.75% (3 Month US LIBOR + 5.44%), 06/15/76(b)(c)(d)	7,585,000	7,035,917
Fortis, Inc.
3.06%, 10/04/26(b)(d)	5,050,000	4,728,210
NRG Energy, Inc.
3.63%, 02/15/31(a)(d)	2,393,000	1,917,585
4.45%, 06/15/29(a)(d)	2,405,000	2,178,897
6.63%, 01/15/27	2,159,000	2,154,337
10.25% (5 Year CMT Rate + 5.92%), Perpetual(a)(c)	500,000	476,302
Pattern Energy Operations LP
4.50%, 08/15/28(a)(d)	3,500,000	3,202,008
PPL Capital Funding, Inc.
7.83% (3 Month US LIBOR + 2.67%), 03/30/67(c)(d)	6,568,000	5,681,341
Sempra Energy
4.88% (5 Year CMT Rate + 4.55%), Perpetual(c)(d)	7,939,000	7,434,949
WEC Energy Group, Inc.
6.98% (3 Month US LIBOR + 2.11%), 05/15/67(c)(d)	6,563,000	5,274,438
Total Utility		66,134,954
TOTAL CORPORATE CREDIT		514,496,677
(Cost $559,379,759)
TERM LOANS – 3.4%
Caesars Entertainment, Inc.
7.97% (TSFR1M + 3.25%), 02/06/30(c)	5,300,000	5,266,133
Carnival Corp.
7.63% (6 Month US LIBOR + 3.00%), 06/30/25(c)	3,000,000	2,954,250
Frontier Communications Holdings LLC
8.50% (3 Month US LIBOR + 3.75%), 10/08/27(c)	7,250,000	6,866,330
GIP II Blue Holding LP, 5.50%, 09/29/28
9.23% (3 Month US LIBOR + 4.50%), 09/22/28(c)	6,199,939	6,153,440
Vistra Energy Corp., 0.00%, 10/31/25
0.00%, 12/31/25	25,848	304
Whitewater Whistler Holdings LLC
7.99% (1 Month SOFR + 3.25%), 01/25/30(c)	8,000,000	7,960,000
TOTAL TERM LOANS		29,200,457
(Cost $29,565,902)
	Shares	Value
PREFERRED STOCKS – 1.3%
Oil Gas Transportation & Distribution – 0.6%
Crestwood Equity Partners LP, 9.25%(d)(k)	186,986	1,738,970
Enbridge, Inc., Series B, 6.38%(b)(d)(k)	51,200	1,299,968
Global Partners LP, Series B, 9.50%(d)(k)	28,600	729,300
NuStar Energy LP, Series B, 10.80%(d)(k)	68,451	1,632,556
Total Oil Gas Transportation & Distribution		5,400,794
Telecommunication Services – 0.4%
AT&T, Inc., Series C, 4.75%(d)(k)	47,714	1,014,877
Liberty Broadband Corp., 5.00%(d)(k)	69,685	1,595,089
Qwest Corp., 6.50%(k)	67,100	956,846
Total Telecommunication Services		3,566,812
Utility – 0.3%
SCE Trust V, Series K, 5.45%(d)(k)	88,189	1,975,434
TOTAL PREFERRED STOCKS		10,943,040
(Cost $10,911,253)
COMMON STOCKS – 18.1%
Airports – 0.6%
Aena SME SA(a)(b)(k)	16,480	2,664,966
Auckland International Airport Ltd.(b)(k)	416,500	2,266,589
Total Airports		4,931,555
Clean Technology – 0.1%
Bloom Energy Corp.(d)(k)	18,284	364,400
Nexans SA(b)	9,100	906,711
Total Clean Technology		1,271,111
Communications – 1.2%
American Tower Corp.(d)	2,515	513,915
Cellnex Telecom SA(a)(b)	55,509	2,158,624
China Tower Corporation Ltd.(a)(b)	11,402,309	1,380,023
Crown Castle, Inc.(d)	32,270	4,319,017
SBA Communications Corp.(d)	6,860	1,790,940
Total Communications		10,162,519
Datacenters – 0.0%
Digital Realty Trust, Inc.	200	19,662
Equinix, Inc.(d)	24	17,305
Total Datacenters		36,967
Diversified – 0.0%
Charter Hall Group(b)	924	6,864
Kerry Properties Ltd.(b)	2,932	7,488
Mapletree Pan Asia Commercial Trust(b)	14,494	19,651
Mirvac Group(b)	7,511	10,520
Sun Hung Kai Properties Ltd.(b)	1,659	23,242
Swire Properties Ltd.(b)	2,128	5,477
Total Diversified		73,242
Electricity Transmission & Distribution – 1.7%
CenterPoint Energy, Inc.(d)	90,980	2,680,271
Equatorial Energia SA(b)	434,701	2,311,395
Eversource Energy(d)	39,300	3,075,618
PG&E Corp.(d)(k)	234,785	3,796,474
Sempra Energy(d)	17,413	2,632,149
Total Electricity Transmission & Distribution		14,495,907
Gas Utilities – 0.8%
China Resources Gas Group Ltd.(b)	525,205	1,931,918
ENN Energy Holdings Ltd.(b)	134,729	1,844,841
NiSource, Inc.(d)	96,011	2,684,468
Total Gas Utilities		6,461,227
Healthcare – 0.0%
CareTrust REIT, Inc.(d)	613	12,002
Healthpeak Properties, Inc.(d)	1,339	29,418
Ventas, Inc.(d)	776	33,640
Total Healthcare		75,060
Industrial – 0.0%
Americold Realty Trust, Inc.(d)	450	12,803
Mitsui Fudosan Logistics Park, Inc.(b)	2	7,017
Prologis, Inc.	700	87,339
Rexford Industrial Realty, Inc.	325	19,386
Total Industrial		126,545
Manufactured Homes – 0.0%
Ingenia Communities Group(b)	2,884	7,332
Sun Communities, Inc.(d)	129	18,174
Total Manufactured Homes		25,506
Midstream – 1.8%
AltaGas Ltd.(b)	49,086	818,282
Cheniere Energy, Inc.(d)	35,005	5,516,788
Equitrans Midstream Corp.(d)	421,175	2,434,391
Targa Resources Corp.(d)	60,704	4,428,357
The Williams Companies, Inc.(d)	89,849	2,682,891
Total Midstream		15,880,709
Net Lease – 0.0%
Agree Realty Corp.(d)	231	15,849
Essential Properties Realty Trust, Inc.	383	9,518
VICI Properties, Inc.(d)	854	27,857
Total Net Lease		53,224
Office – 0.0%
Allied Properties Real Estate Investment Trust(b)	280	5,047
Cousins Properties, Inc.	590	12,614
Derwent London PLC(b)(d)	682	19,850
Gecina SA(b)(d)	175	18,165
Mitsui Fudosan Company Ltd.(b)(d)	984	18,484
Total Office		74,160
Oil Gas Transportation & Distribution – 0.0%
Thunderbird Resources Equity, Inc.- (Acquired 4/1/2015, cost $1,114,211)(e)(f)(k)	11	11
Other – 0.0%
SolarEdge Technologies, Inc.(k)	940	285,713
Pipeline (MLP) – 2.0%
Energy Transfer LP(d)	237,197	2,957,846
Enterprise Products Partners LP(d)	113,734	2,945,711
Magellan Midstream Partners LP(d)	55,022	2,985,494
MPLX LP(d)	84,329	2,905,134
Plains All American Pipeline LP(d)	241,191	3,007,652
Western Midstream Partners LP(d)	105,807	2,790,130
Total Pipeline (MLP)		17,591,967
Pipelines – 1.2%
Enbridge, Inc.(b)(d)	130,989	4,995,992
TC Energy Corp.(b)(d)	133,298	5,185,826
Total Pipelines		10,181,818
Rail – 1.0%
Canadian Pacific Railway Ltd.(b)(d)	28,404	2,187,203
CSX Corp.(d)	63,400	1,898,196
East Japan Railway Co.(b)(d)	36,627	2,026,995
Rumo SA(b)	402,160	1,495,667
West Japan Railway Co.(b)	22,379	921,827
Total Rail		8,529,888
Real Estate – 0.0%
Healthcare Realty Trust, Inc.	758	14,652
Renewable Power & Infrastructure – 1.8%
Atlantica Sustainable Infrastructure PLC(b)(d)	35,700	1,055,292
China Longyuan Power Group Corporation Ltd.(b)	397,000	452,903
Clearway Energy, Inc.(d)	32,800	1,027,624
Drax Group PLC(b)(d)	267,568	2,009,777
EDP Renovaveis SA(b)	37,800	865,849
Enphase Energy, Inc.(d)(k)	1,980	416,355
Exelon Corp.(d)	23,100	967,659
Fortis, Inc.(b)(d)	7,300	310,311
Grenergy Renovables SA(b)(k)	20,109	612,225
Iberdrola SA(b)(d)	95,809	1,193,575
Mercury NZ Ltd.(b)(d)	146,671	580,142
National Grid PLC(b)(d)	302,216	4,088,056
NextEra Energy Partners LP(d)	8,100	492,075
Omega Energia SA(b)(k)	152,250	282,064
Orsted A/S(a)(b)	7,005	597,302
Vestas Wind Systems A/S(b)	16,600	483,797
Total Renewable Power & Infrastructure		15,435,006
Renewables/Electric Generation – 3.7%
Algonquin Power & Utilities Corp.(b)	143,900	1,207,418
Ameren Corp.(d)	29,300	2,531,227
American Electric Power Company, Inc.(d)	47,203	4,295,001
Engie SA(b)	77,915	1,232,987
Entergy Corp.(d)	13,645	1,470,112
FirstEnergy Corp.(d)	57,200	2,291,432
NextEra Energy, Inc.(d)	96,040	7,402,763
PPL Corp.(d)	78,460	2,180,403
Public Service Enterprise Group, Inc.(d)	50,910	3,179,330
RWE AG(b)	21,842	939,830
SSE PLC(b)(d)	61,256	1,366,850
Xcel Energy, Inc.(d)	59,770	4,030,889
Total Renewables/Electric Generation		32,128,242
Residential – 0.0%
American Homes 4 Rent	367	11,542
Boardwalk Real Estate Investment Trust(b)	267	10,893
Comforia Residential REIT, Inc.(b)	3	7,137
Grainger PLC(b)	2,528	7,259
InterRent Real Estate Investment Trust(b)	1,545	15,307
Mid-America Apartment Communities, Inc.	192	29,000
The UNITE Group PLC(b)(d)	1,147	13,589
UDR, Inc.	855	35,106
Vonovia SE(b)	346	6,517
Total Residential		136,350
Retail – 0.0%
Capital & Counties Properties PLC(b)(d)	10,394	14,707
Kimco Realty Corp.(d)	1,433	27,986
Kite Realty Group Trust	462	9,665
Simon Property Group, Inc.	143	16,012
Unibail-Rodamco-Westfield(b)(k)	64	3,444
Wharf Real Estate Investment Company Ltd.(b)	4,652	26,783
Total Retail		98,597
Self Storage – 0.0%
Life Storage, Inc.	33	4,326
National Storage REIT(b)(d)	6,958	11,785
Public Storage	139	41,997
Total Self Storage		58,108
Toll Roads – 1.0%
Ferrovial SA(b)(d)	93,923	2,765,800
Transurban Group(b)(d)	634,397	6,057,463
Total Toll Roads		8,823,263
Utility – 0.1%
Vistra Corp.(d)	25,848	620,352
Water – 0.4%
Aguas Andinas SA(b)	2,643,685	749,314
Severn Trent PLC(b)(d)	64,300	2,284,113
Total Water		3,033,427
Water & Waste Infrastructure – 0.4%
Veolia Environment SA(b)	29,033	895,881
Waste Connections, Inc.	6,980	971,467
Waste Management, Inc.(d)	6,720	1,096,503
Xylem, Inc.(d)	3,586	375,454
Total Water & Waste Infrastructure		3,339,305
Water Sustainability – 0.1%
American Water Works Company, Inc.	4,100	600,609
Wind & Solar – 0.1%
Boralex, Inc. - Class A(b)	31,100	946,922
TOTAL COMMON STOCKS		155,491,962
(Cost $137,256,994)
MONEY MARKET FUND – 9.8%
First American Treasury Obligations Fund - Class X, 4.76%(l)	84,131,406	84,131,406
TOTAL MONEY MARKET FUND		84,131,406
(Cost $84,131,406)
Total Investments – 137.2%		1,178,010,264
(Cost $1,261,304,846)
Liabilities in Excess of Other Assets – (37.2)%		(319,202,925)
TOTAL NET ASSETS – 100.0%		$858,807,339
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2023, the total value of all such securities was $568,259,730 or 66.2% of net assets.

(b) - Foreign security or a U.S. security of a foreign company.
(c) - Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d) - All or a portion of security has been pledged as collateral for credit facility. As of March 31, 2023, the total value of the collateral was $520,337,986.
(e) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of March 31, 2023, the total value of all such securities was $16,886,101 or 2.0% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

(f) - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2023, the total value of all such securities was 16,886,101 or 2.0% of net assets.

(g) - Issuer is currently in default on its regularly scheduled interest payment.
(h) - Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(i) - Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2023.
(j) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2023, the total value of the collateral was $21,554,637.
(k) - Non-income producing security.
(l) - The rate shown represents the seven-day yield as of March 31, 2023.

Abbreviations:
CMT Constant Maturity Treasury Rate
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rates
LLC Limited Liability Corporation
LP Limited Partnership
MLP Master Limited Partnership
SOFR Secured Overnight Financial Rate
USD United States Dollar

Forward Currency Contracts:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Value / Unrealized Appreciation (Depreciation)

5/3/2023	2,958,143 USD	2,696,838 EUR	STATE STREET GLOBAL MARKETS LLC	$27,969
5/3/2023	2,393,706 USD	2,192,932 GBP	STATE STREET GLOBAL MARKETS LLC	19,708
				$47,677

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$1,522,991	$-	$1,522,991
Securitized Credit	-	365,337,641	16,886,090	382,223,731
Corporate Credit	-	514,496,677	-	514,496,677
Term Loans	-	29,200,457	-	29,200,457
Preferred Stocks	10,943,040	-	-	10,943,040
Common Stocks	112,742,302	42,749,648	12	155,491,962
Money Market Fund	84,131,406	-	-	84,131,406
Total Investments	$207,816,748	$953,307,414	$16,886,102	$1,178,010,264

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$47,676	$-	$47,676
Total	$-	$47,676	$-	$47,676

(1) Forward currency contracts are reflected at the net unrealized appreciation on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 825 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $300,000,000 for the credit facility and $18,014,530 for the reverse repurchase agreements presented herein. As of March 31, 2023, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31, 2023.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of March 31, 2023	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)		Impact to Valuation from an Increase in Input (1)

Securitized Credit

Commercial Real Estate	16,886,090	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-16.0%	(13.0)%	Decrease

Common Stocks
Thunderbird Resources Equity, Inc.	12	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1		Increase

Total	$16,886,102

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stock	Total
Balance as of December 31, 2022	$16,375,944	$11	$16,375,955
Accrued discounts (premiums)	13,464	-	13,464
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(13,464)	1	(13,463)
Purchases at cost	510,146	-	510,146
Sales proceeds		-	-
Balance as of March 31, 2023	$16,886,090	$12	$16,886,102

Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(13,464)	$1	$(13,463)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Effective June 1, 2022, the Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. Prior to June 1, 2022, the Fund paid interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding. As of March 31, 2023, the Fund had outstanding borrowings of $300,000,000. For the three months ended March 31, 2023, the Fund borrowed an average daily balance of $300,000,000 at a weighted average borrowing cost of 5.55%, and the interest expense amounted to $4,015,071. As of March 31, 2023, the total value of the collateral was $520,337,986.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2023, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	4.95%	02/14/23	04/14/23	$9,208,111	$9,266,353
RBC Capital Markets RBC Capital Markets	4.95% 4.95%	03/16/23 01/13/23	04/14/23 04/13/23	1,855,419 3,146,000	1,859,500 3,181,445
RBC Capital Markets	5.20%	03/06/23	06/02/23	3,805,000	3,819,977
				$18,014,530	$18,127,275

(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2023 was $15,769,281 at a weighted average daily interest rate of 5.04% and the interest expense amounted to $195,970.  As of March 31, 2023, the total value of the collateral was $21,554,637.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$14,209,530	$3,805,000	$-	$18,014,530
Total	$-	$14,209,530	$3,805,000	$-	$18,014,530